111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

November 26, 2019

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 458 (the “Fund”)

(File No. 333-234341) (CIK# 1790304)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on October 25, 2019. We received comments from the staff of the Commission in a letter dated November 14, 2019 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requests that disclosure be added to the “Investment Summary—Principal Investment Strategy” to explain that the Trust has a policy to invest at least 80% of the Trust’s net assets in equity contrarian securities and to define what an equity contrarian security is for purposes of this policy. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requests that disclosure be added to the “Investment Summary—Principal Risk Considerations” section of the prospectus to explain the risks of investing in small and mid-capitalization issuers or explain why the disclosure is not appropriate. If the final portfolio includes a concentration in securities issued by small and/or mid-capitalization companies, appropriate disclosure will be added to the “Principal Risk Considerations” section of the prospectus.

Comment 3

The comment requests that disclosure be added to the second bullet point in the “Investment Summary—Principal Investment Strategy” section of the prospectus clarifying the “positive analyst earnings revision trends” criteria. The prospectus has been updated in accordance with this comment.

Comment 4

The comment requests that disclosure be added to the fifth bullet point in the “Investment Summary—Principal Investment Strategy” section of the prospectus clarifying the “healthy” current ratio criteria. The prospectus has been updated in accordance with this comment.

Comment 5

The comment requests that disclosure be added to the “Investment Summary—Principal Risk Considerations” section of the prospectus if the Trust will be concentrated any industries. If the final portfolio includes a concentration in any industry, appropriate disclosure will be added to the prospectus.

Comment 6

The comment requests that disclosure be added to the “Fee Table—Example” section of the prospectus explaining that the example assumes unitholders roll their investment into the next available series of the Trust upon termination of the Trust and how sales charges incurred upon rollover are treated in the example. The prospectus has been updated in accordance with this comment.

Comment 7

The comment requests that the “Selection Risk” risk factor in the “Risk Considerations” section of the prospectus also be disclosed in the “Investment Summary—Principal Risk Considerations” section of the prospectus or explain why the disclosure is not appropriate. The prospectus has been updated in accordance with this comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on January 7, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP